Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	jhfiiglobincm-20140701_SupplementTextBlock

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class 1 Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.09
Total annual fund operating expenses	0.92

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

Expenses ($)	Class 1
1 year	94
3 years	293
5 years	509
10 years	1,131

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class A Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[2]	6.79
Total annual fund operating expenses	7.87
Contractual expense reimbursement[3]	-6.52
Total annual fund operating expenses after expense reimbursements	1.35

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 To the extent that expenses of Class A shares exceed 1.35% of average annual net assets (on an annualized basis) attributable to Class A shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Also, effective July 1, 2014, the information under "Expense example" in the "Fund summary" is revised and restated in its entirety as follows:

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	532
3 years	2,054
5 years	3,489
10 years	6,732

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class C Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[2]	15.27
Total annual fund operating expenses	17.05

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	1,690	1,602
3 years	4,251	4,251
5 years	6,300	6,300
10 years	9,615	9,615

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class I Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.78
Other expenses[2]	15.41
Total annual fund operating expenses	16.19
Contractual expense reimbursement[3]	-15.15
Total annual fund operating expenses after expense reimbursements	1.04

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 To the extent that expenses of Class I shares exceed 1.04% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class I
1 year	106
3 years	3,106
5 years	5,472
10 years	9,426

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense table for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.78
Other expenses	0.09
Total annual fund operating expenses	0.87

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

Expenses ($)	Class NAV
1 year	89
3 years	278
5 years	482
10 years	1,073

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee[1]	0.78	0.78	0.78	0.78	0.78
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25	0.00
Other expenses[2]
Service plan fee	0.25	0.25	0.15	0.10	0.05
Remainder of other expenses	15.15	15.15	15.15	15.15	15.15
Total other expenses	15.40	15.40	15.30	15.25	15.20
Total annual fund operating expenses	16.68	16.43	16.58	16.28	15.98

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	1,571	1,549	1,562	1,536	1,510
3 years	4,183	4,136	4,164	4,108	4,052
5 years	6,221	6,166	6,199	6,133	6,065
10 years	9,563	9,527	9,549	9,504	9,456

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R6 Prospectus

Global Income Fund (the "Fund")

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.78
Other expenses[2]	15.15
Total annual fund operating expenses	15.93

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expenses ($)	Class R6
1 year	1,506
3 years	4,042
5 years	6,054
10 years	9,448

(Global Income Fund - Class 1) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
(Global Income Fund - Class 1) | (Global Income Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
(Global Income Fund - Class A) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent

"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Global Income Fund - Class A) | (Global Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	6.79%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.52%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,732
(Global Income Fund - Class C) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Global Income Fund - Class C) | (Global Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.27%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,602
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,251
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,300
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,615
(Global Income Fund - Class I) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent

"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

(Global Income Fund - Class I) | (Global Income Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Other expenses	rr_OtherExpensesOverAssets	15.41%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.19%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.15%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,426
(Global Income Fund - Class NAV) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
(Global Income Fund - Class NAV) | (Global Income Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	15.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,563
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	15.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,549
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,527
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	15.30%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,562
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,199
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,549
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	15.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,504
(Global Income Fund - Classes R1, R2, R3. R4 and R5) | (Global Income Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	15.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,456
(Global Income Fund - Class R6) | (Global Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
(Global Income Fund - Class R6) | (Global Income Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Other expenses	rr_OtherExpensesOverAssets	15.15%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,506
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,448
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[4]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[7]	To the extent that expenses of Class A shares exceed 1.35% of average annual net assets (on an annualized basis) attributable to Class A shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.
[8]	To the extent that expenses of Class I shares exceed 1.04% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.